Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	EntrepreneurShares Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001495922
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ershares
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
ERShares Private-Public Crossover ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ERSHARES PRIVATE-PUBLIC CROSSOVER ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ERShares Public-Private Crossover ETF (formerly known as ERShares Entrepreneurs ETF), (the “Fund” or the “Crossover ETF”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (in this summary, “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	360.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in companies that meet the highest conviction threshold (top quartile) of the Advisor’s proprietary Entrepreneur Factor (“EF”) model. The Advisor believes that companies that meet the EF model are led by dynamic leaders who engage innovation and implement solutions that create value for shareholders and other stakeholders. The companies that are relevant to this theme tend to rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to various categories (cited below). The EF model incorporates a bottom-up investment orientation), that includes investment criteria such as management attributes, sector, growth, value, leverage, market capitalization (size), momentum, and geographic orientation. With the aid of thematic research, the Advisor also incorporates a macro-economic, top-down approach that integrates changing investment flows, innovation entry points, sector growth and other proprietary characteristics into a dynamic, global perspective model. The portfolio demonstrates strong ESG (Environmental, Social and Governance) characteristics because the EF model actively integrates ESG considerations. The EF model focuses on sectors that have low environmental impact as measured by carbon footprint. Moreover, governance traits are central to the management attributes, as measured, for example, by executive turnover of the EF model as well as growth considerations that provide strong social contributions to communities, as measured by job creation.

The Fund invests primarily in equity securities of mid and large capitalization (above $2.5 billion at the time of purchase) companies traded on the NASDAQ, the New York Stock Exchange or other major U.S. exchanges. The Fund may also invest up to 15% of its net assets in privately-offered securities that are not exchange-traded. Equity securities include common stocks, preferred stocks, convertible preferred stocks, American Depositary Receipts (ADRs) (sponsored only) and Global Depositary Receipts (GDRs) (sponsored only). ADRs are U.S. dollar-denominated receipts, generally issued by domestic banks and traded on a U.S. exchange or over-the-counter, that represent an investment in a non-U.S. company. GDRs may be offered privately in the U.S. and also trade in public or private markets in other countries. The Fund may invest in companies tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies may be less sophisticated than developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio is composed of both growth and value stocks.

Companies that meet the EF criteria are typically found in the following categories:

●	Artificial Intelligence and Robotics

●	Cloud Computing

●	Genetic Engineering and Biotech

●	Digital Economy

●	E-Commerce

●	FinTech

●	Intelligent Manufacturing

●	Interactive Entertainment

●	MedTech and Diagnostics

●	Nanotechnology

●	NextGen Transportation

●	Renewable Energy

●	Space Exploration

●	Sustainable Food Products

●	3D Printing

●	5G & NextGen Communication

In the process of evaluating over 55,000 global public companies for entrepreneurial characteristics through the EF model, the Advisor seeks to exploit techniques to develop a more sophisticated assessment of targeted investments.

The EF model seeks to identify companies that may experience unique cost efficiencies or an expansion of demand through disruptive innovation or adjustments in their respective industries. The Advisor seeks to exploit these demand expansions/cost utilizations by applying its investment methodology across multiple industry sectors though typically focuses on the Information Technology, HealthCare, Communication Services and Consumer Discretionary sectors. The Advisor generally will sell a portfolio security when it believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential. When the Advisor believes market conditions are unfavorable, it may use options and short selling to hedge a portion or all of the portfolio’s market risk. The Advisor may engage in frequent trading to achieve the Fund’s investment objective. The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular company than a diversified fund.

The Fund may engage in securities lending. The Fund may engage in frequent trading of the portfolio, resulting in a high portfolio turnover rate. Privately-offered securities that are not exchange-traded may have legal or contractual restrictions on resale or are otherwise illiquid.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

Investors in the Fund may lose money. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. These risks include:

●	Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Changing or unforeseen market dynamics could decrease the short-term or long-term effectiveness of the EF model.

●	Absence of Prior Active Market Risk: Although the Shares are approved for listing on the Exchange, there can be no assurance that an active trading market will continue and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

●	Large Shareholder Risk: The Fund has a majority shareholder and may experience adverse effects when this large shareholder purchases or redeems large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to transfer portfolio securities in connection with the redemption of Creation Units at times when it would not otherwise do so, which may negatively impact the Fund. If the majority shareholder were to redeem all of its shares this could impact the ability of the Fund to continue its operations. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

●	Common Stock Risk: Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	ADR and GDR Risk: ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

●	Early Closing Risk: An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

●	Exchange-Traded Fund Risk: The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Trading Price Risk: Shares of the Fund may trade on the Exchange above or below (i.e., at a premium or discount to) their NAV. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all. In stressed market conditions, the market for a Fund’s Shares may become less liquid in response to deteriorating liquidity in markets for underlying portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of such Fund’s portfolio holdings.

●	Large Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Medium Sized Company Risk: The Fund invests in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Medium sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

●	Liquidity Risk: Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

●	Stock Value Risk: Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Advisor misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Advisor’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

●	Asset Class Risk: The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. This may cause the Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better — or worse — than the general securities markets. In the past, these periods have lasted for as long as several years.

●	Issuer Risk: The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

●	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○	Consumer Discretionary Sector Risk: The Fund may invest significantly in companies in the consumer discretionary sector, and therefore will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

○	Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

○	Communications Services Sector Risk: The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

○	Energy Sector Risk: Companies in the renewable energy sector may be adversely affected by fluctuations in energy prices and supply and demand of competing energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their facilities.

○	Health Care Sector Risk: The Fund may invest significantly in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

○	Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

○	Technology Sector Risk: The Fund may invest significantly in companies in the information and other technology sectors, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Hedging Risk: There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be cost effective. Options may expire worthless. If a security sold short increases in price, the Fund will have to cover its short position at a higher price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are potentially significant.

●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Convertible Preferred Stock: The Fund may invest in convertible preferred stocks which allow the Fund to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends.

●	Growth Investing Risk: If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

●	Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

●	Securities Lending Risk: Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

●	Quantitative Investment Approach Risk: The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://entrepreneurshares.com/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of September 30, 2024 was 19.41%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
ERShares Private-Public Crossover ETF | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.68%	[1]
5 Years	rr_AverageAnnualReturnYear05	19.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.87%	[1]
ERShares Private-Public Crossover ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Changing or unforeseen market dynamics could decrease the short-term or long-term effectiveness of the EF model.

ERShares Private-Public Crossover ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Absence of Prior Active Market Risk: Although the Shares are approved for listing on the Exchange, there can be no assurance that an active trading market will continue and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

ERShares Private-Public Crossover ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Shareholder Risk: The Fund has a majority shareholder and may experience adverse effects when this large shareholder purchases or redeems large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to transfer portfolio securities in connection with the redemption of Creation Units at times when it would not otherwise do so, which may negatively impact the Fund. If the majority shareholder were to redeem all of its shares this could impact the ability of the Fund to continue its operations. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

ERShares Private-Public Crossover ETF | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Common Stock Risk: Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

ERShares Private-Public Crossover ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

ERShares Private-Public Crossover ETF | ADR and GDR Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ADR and GDR Risk: ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

ERShares Private-Public Crossover ETF | Early Closing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Early Closing Risk: An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

ERShares Private-Public Crossover ETF | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Exchange-Traded Fund Risk: The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

ERShares Private-Public Crossover ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ERShares Private-Public Crossover ETF | Trading Price Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading Price Risk: Shares of the Fund may trade on the Exchange above or below (i.e., at a premium or discount to) their NAV. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all. In stressed market conditions, the market for a Fund’s Shares may become less liquid in response to deteriorating liquidity in markets for underlying portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of such Fund’s portfolio holdings.

ERShares Private-Public Crossover ETF | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

ERShares Private-Public Crossover ETF | Medium Sized Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Medium Sized Company Risk: The Fund invests in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Medium sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

ERShares Private-Public Crossover ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

ERShares Private-Public Crossover ETF | Stock Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Stock Value Risk: Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Advisor misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Advisor’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

ERShares Private-Public Crossover ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Asset Class Risk: The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. This may cause the Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better — or worse — than the general securities markets. In the past, these periods have lasted for as long as several years.

ERShares Private-Public Crossover ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer Risk: The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

ERShares Private-Public Crossover ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

ERShares Private-Public Crossover ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

ERShares Private-Public Crossover ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

ERShares Private-Public Crossover ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○	Consumer Discretionary Sector Risk: The Fund may invest significantly in companies in the consumer discretionary sector, and therefore will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

○	Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

○	Communications Services Sector Risk: The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

○	Energy Sector Risk: Companies in the renewable energy sector may be adversely affected by fluctuations in energy prices and supply and demand of competing energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their facilities.

○	Health Care Sector Risk: The Fund may invest significantly in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

○	Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

○	Technology Sector Risk: The Fund may invest significantly in companies in the information and other technology sectors, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.

ERShares Private-Public Crossover ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Consumer Discretionary Sector Risk: The Fund may invest significantly in companies in the consumer discretionary sector, and therefore will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

ERShares Private-Public Crossover ETF | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

ERShares Private-Public Crossover ETF | Communications Services Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Communications Services Sector Risk: The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

ERShares Private-Public Crossover ETF | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Energy Sector Risk: Companies in the renewable energy sector may be adversely affected by fluctuations in energy prices and supply and demand of competing energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their facilities.

ERShares Private-Public Crossover ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Health Care Sector Risk: The Fund may invest significantly in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

ERShares Private-Public Crossover ETF | Industrial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

ERShares Private-Public Crossover ETF | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Technology Sector Risk: The Fund may invest significantly in companies in the information and other technology sectors, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.

ERShares Private-Public Crossover ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

ERShares Private-Public Crossover ETF | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Hedging Risk: There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be cost effective. Options may expire worthless. If a security sold short increases in price, the Fund will have to cover its short position at a higher price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are potentially significant.

ERShares Private-Public Crossover ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

ERShares Private-Public Crossover ETF | Convertible Preferred Stock [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Convertible Preferred Stock: The Fund may invest in convertible preferred stocks which allow the Fund to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends.

ERShares Private-Public Crossover ETF | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Growth Investing Risk: If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

ERShares Private-Public Crossover ETF | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

ERShares Private-Public Crossover ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Securities Lending Risk: Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

ERShares Private-Public Crossover ETF | Quantitative Investment Approach Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Quantitative Investment Approach Risk: The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

ERShares Private-Public Crossover ETF | ERShares Private-Public Crossover ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XOVR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2018	rr_AnnualReturn2018	(4.65%)
Annual Return 2019	rr_AnnualReturn2019	31.66%
Annual Return 2020	rr_AnnualReturn2020	50.36%
Annual Return 2021	rr_AnnualReturn2021	(9.30%)
Annual Return 2022	rr_AnnualReturn2022	(40.53%)
Annual Return 2023	rr_AnnualReturn2023	51.35%
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	51.35%
5 Years	rr_AverageAnnualReturnYear05	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2017
ERShares Private-Public Crossover ETF | ERShares Private-Public Crossover ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	51.35%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.99%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[3]
ERShares Private-Public Crossover ETF | ERShares Private-Public Crossover ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%	[3]

[1]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
[2]	The management fee is structured as a “unified fee,” out of which Capital Impact Advisors, LLC, the Fund’s advisor (the “Advisor”) pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.